FINANCIAL LIABILITIES AT FAIR MARKET VALUE	6 Months Ended
Jun. 30, 2026
Financial Liabilities Fair Value Disclosure [Abstract]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE

NOTE 6 – FINANCIAL LIABILITIES AT FAIR MARKET VALUE:

	June 30, 2026	December 31, 2025

Financial liability (1,3)	-	296
Private Warrants (2)	-	786
Total	-	1,082
1.	Financial liability

The Company agreed to pay fees of 4% from the funds that will be received in an event of exercise of part of the Company’s ordinary warrants that were issued in a certain December 2024 private placement which created a financial liability presented on the total potential amount which was $46 as of December 31, 2025.

During the six-month period ended on June 30, 2026, certain investors exercised part of the ordinary warrants by cashless mechanism into ordinary shares, and the remaining ordinary warrants expired on June 30, 2026.

As a result, as of June 30, 2026, the financial liability was fully expired.

2.	Private Warrants

On December 26, 2023, the Company entered into a certain securities purchase agreement pursuant to which it issued unregistered warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise price of $1.28 per share (the “Private Warrants”). The Private Warrants were exercisable immediately upon issuance and will expire three and a half years following their issuance.

The Private Warrants include cashless exercise mechanism, according to the terms specified in the agreement.

The Private Warrants may create obligation to transfer cash to the investors at fundamental transactions according to fair value of the black Scholes model that include variable inputs.

Therefore, the Company accounts for the Private Warrants as financial liability instruments that are measured at fair value and recognized financial expenses or income through profit and loss.

As of December 31, 2025, the fair value of the Private Warrants was approximately $786.

On February 5, 2026, the Company amended the terms of the Private Warrants, including reducing the exercise price from $1.28 to $0.70 per share, extending the expiration date to February 5, 2031 and certain fundamental transaction and cashless exercise provisions. Immediately prior to the amendment, the Private Warrants were remeasured to a fair value of approximately $385, resulting in financial income of approximately $401 during the six-month period ended June 30, 2026. Following the amendment, the Private Warrants qualified for equity classification, and the related liability was reclassified to equity.

The company measured fair value by using Black-Scholes option pricing model;

The key inputs that were used in the Private Warrants fair value were:

	February 5, 2026 (*)	December 31, 2025
Stock price	0.65	0.9
Exercise price	1.28	1.28
Risk-free interest rate	3.46%	3.48%
Expected volatility	79.35%	80.59%
Expected dividend yield	0%	0%
Expected term of warrants (years)	1.5 years	1.5 years

(*)     Revaluation of the warrant prior to the amendment of the terms and reclassification to equity

3.	Standby Equity Purchase Agreement

On December 12, 2025, the Company entered into the Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), pursuant to which the Company has the right to sell to Yorkville up to $25,000 of Ordinary Shares, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. The Company also entered into a Registration Rights Agreement with Yorkville pursuant to which it will register the resale of Ordinary Shares issued to Yorkville pursuant to the SEPA. Sales of Ordinary Shares to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell Ordinary Shares to Yorkville under the SEPA.

Each advance (each, an “Advance”) the Company requests in writing to Yorkville under the SEPA (notice of such request, an “Advance Notice”) may be for a number of Ordinary Shares. The Ordinary Shares purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the Ordinary Shares during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. “VWAP” is defined as the daily volume weighted average price of the Ordinary Shares for such trading day on the Nasdaq Stock Market (“Nasdaq”) during regular trading hours as reported by Bloomberg L.P.

In connection with the execution of the SEPA, the Company agreed to pay a legal and structuring fee in the amount of $25, of which (a) $15 has been paid prior to the execution date, and (b) $10 has been paid within 3 days of the execution of the agreement. The Company also agreed to pay a commitment fee of $500 in Ordinary Shares to Yorkville, payable in two instalments of $250 each. The first instalment was settled in December 2025 through the issuance of 218,627 Ordinary Shares.

The second instalment was recorded as financial liability measured at fair value through profit and loss. As of December 31, 2025, the fair value of the financial liability amounted to $250.

On March 5, 2026, the second instalment was settled through the issuance of 245,098 Ordinary Shares.

The SEPA was terminated in March 2026. No advance was made under the SEPA prior to its termination.